Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2010
Discontinued Operations (Tables) [Abstract]
Components of discontinued operations

	Year Ended December 31,
	2010	2009	2008
REVENUES
Rental income	$96,340	$188,335	$290,794

Total revenues	96,340	188,335	290,794

EXPENSES (1)
Property and maintenance	26,992	57,269	83,019
Real estate taxes and insurance	10,085	21,392	32,034
Property management	—	—	(62)
Depreciation	24,712	48,863	74,267
General and administrative	36	34	29

Total expenses	61,825	127,558	189,287

Discontinued operating income	34,515	60,777	101,507

Interest and other income	653	120	504
Other expenses	—	(1)	—
Interest (2):
Expense incurred, net	(7,825)	(8,786)	(10,640)
Amortization of deferred financing costs	(234)	(582)	(75)
Income and other tax (expense) benefit	(47)	1,161	1,841

Discontinued operations	27,062	52,689	93,137
Net gain on sales of discontinued operations	297,956	335,299	392,857

Discontinued operations, net	$325,018	$387,988	$485,994

(1)	Includes expenses paid in the current period for properties sold or held for sale in prior periods related to the Company’s period of ownership.

(2)	Includes only interest expense specific to secured mortgage notes payable for properties sold and/or held for sale.